Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares	Apr. 27, 2018 ¥ / shares shares	Dec. 31, 2017 shares
Accounts payable	¥ 3,725	$ 535	¥ 9,221
Deferred revenue	795,005	114,195	469,378
Advances from customers	50,961	7,320	14,403
Income taxes Payable	26,051	3,742	0
Accrued liabilities and other current liabilities	1,460,025	209,721	852,771
Amounts due to related parties	79,032	11,352	34,673
Lease liabilities	31,878	4,579	0
Lease liabilities	70,110	10,071	0
Deferred revenue	164,913	$ 23,688	80,734
Common stock, shares authorized | shares						348,964,707
Variable Interest Entity (VIE) [Member]
Accounts payable	1,057		9,221
Deferred revenue	791,394		469,378
Advances from customers	50,961		14,403
Income taxes Payable	20,397		0
Accrued liabilities and other current liabilities	989,274		786,612
Amounts due to related parties	77,169		31,722
Lease liabilities	5,418		0
Lease liabilities	4,800		0
Deferred revenue	¥ 164,913		¥ 80,734
Common Class A [Member]
Common stock, par value | (per share)		$ 0.0001		$ 0.0001	¥ 0.0001
Common stock, shares authorized | shares	750,000,000	750,000,000	750,000,000		750,000,000	249,957,163
Common stock, shares issued | shares	67,101,314	67,101,314	44,639,737			992,456
Common stock, shares outstanding | shares	67,101,314	67,101,314	44,639,737			992,456
Common Class B [Member]
Common stock, par value | (per share)		$ 0.0001		$ 0.0001	¥ 0.0001
Common stock, shares authorized | shares	200,000,000	200,000,000	200,000,000		200,000,000	99,007,544
Common stock, shares issued | shares	152,357,321	152,357,321	159,157,321			99,007,544
Common stock, shares outstanding | shares	152,357,321	152,357,321	159,157,321			99,007,544